Segment Information and Sales to Significant Customers - Summary Sales to Significant Customers (Parenthetical) (Detail)	Apr. 01, 2020
Concentration risk, Customer	Starting April 1, 2020, following the merger of two significant customers, their respective revenue was consolidated and comprise Customer 2.